Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments All Other Investments [Abstract]
Fair Value of Financial Instruments
(11)	Fair Value of Financial Instruments

Fair values of financial instruments are based on estimates using quoted market prices, discounted cash flows, or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and the estimated timing and amount of future cash flows. Therefore, the estimates of fair value may differ substantially from amounts that ultimately may be realized or paid at settlement or maturity of the financial instruments and those differences may be material. Accordingly, the aggregate fair value amounts presented do not represent our underlying institutional value.

Limitations

Fair value of financial instruments are based on relevant market information and information about the financial instrument; they are subjective in nature and involve uncertainties, matters of judgment and, therefore, cannot be determined with ultimate precision. These estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular instrument. Changes in assumptions could significantly affect these estimates. Because the fair value is estimated as of each balance sheet date presented, the amounts that will actually be realized or paid in settlement of the instruments could be significantly different.

The following is a summary of carrying value and fair value of our financial instruments for each period presented:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	($ in thousands)
Finance Receivables, net (1)	$1,461,336	$1,550,131	$1,370,800	$1,441,026
Dealer Finance Receivables—GO, net	74,753	74,753	40,956	40,956
Securitization Debt	569,884	588,176	677,118	702,031
Portfolio Term Residual Financing	100,000	100,000	25,000	25,000
Bank Term Financings	319,321	319,321	347,360	347,360
Portfolio Warehouse Facilities	145,000	145,000	57,200	57,200
Senior Secured Notes Payable	198,392	222,199	198,320	220,135
Revolving Inventory Facility	111,321	111,662	91,320	91,600
Mortgage Note Payable	12,397	11,149	12,454	11,200
Real Estate Facility	11,269	11,237	11,733	11,700

(1)	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.

Valuation methodologies

Finance receivables

The fair value of finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio. We estimate the cash flow of the portfolio and the cash flow of our retained interests in securitization and bank term financing transactions in measuring total cash flow. These cash flows are developed on a leveraged basis since our finance receivable portfolio is financed by these debt instruments and are not separable transactions.

Dealer Finance Receivables—GO

The fair value of dealer finance receivables was estimated by discounting future cash flows expected to be collected utilizing an internal loss adjusted cash flow valuation model. The cash flow valuation model uses internally generated assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio, and a market discount rate.

Securitization debt

At March 31, 2013 and December 31, 2012, the fair value of securitization debt was determined using a third-party quoted market price.

Portfolio term residual financing

The portfolio term residual financing was amended in December 2012; therefore, we believe the fair value of this debt approximates carrying value at March 31, 2013 and December 31, 2012.

Bank term financings

In November 2012, we executed a bank term financing with Wells Fargo. Because this financing was recently executed, we believe the fair value approximates carrying value at March 31, 2013 and December 31, 2012.

Portfolio warehouse facilities

The portfolio warehouse facilities are short term in nature and the interest rates adjust in conjunction with the lender’s cost of funds or 30-day LIBOR. The Deutsche Bank Warehouse Facility was renewed in December 2012. The Royal Bank of Scotland Warehouse Facility was renewed in March 2013. The Wells Fargo Warehouse Facility was executed in December 2011. Since the majority of the warehouse facilities were recently renewed or executed and contain a floating market rate of interest, we believe the fair value of these facilities approximate carrying value at March 31, 2013 and December 31, 2012.

Senior secured notes payable

The fair value of Senior Secured Notes payable at March 31, 2013 and December 31, 2012 was determined using third-party quoted market prices.

Revolving inventory facility

At March 31, 2013 and December 31, 2012, the fair value of the inventory facility was determined using a third party discounted cash flow using market interest rates for this debt. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Mortgage note payable

At March 31, 2013, and December 31, 2012, the fair value of this note was determined using third-party market prices for similar commercial real estate mortgages. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Real estate facility

At March 31, 2013 and December 31, 2012, the fair value of the real estate facility was determined using a third-party discounted cash flow using market interest rates for this debt. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

(15) Fair Value of Financial Instruments

Fair values of financial instruments are based on estimates using quoted market prices, discounted cash flows, or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and the estimated timing and amount of future cash flows. Therefore, the estimates of fair value may differ substantially from amounts that ultimately may be realized or paid at settlement or maturity of the financial instruments and those differences may be material. Accordingly, the aggregate fair value amounts presented do not represent our underlying institutional value.

Limitations

Fair value of financial instruments are based on relevant market information and information about the financial instrument; they are subjective in nature and involve uncertainties, matters of judgment and, therefore, cannot be determined with ultimate precision. These estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular instrument. Changes in assumptions could significantly affect these estimates. Because the fair value is estimated as of each balance sheet date presented, the amounts that will actually be realized or paid in settlement of the instruments could be significantly different.

The following is a summary of carrying value and fair value of our financial instruments for each period presented:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	($ in thousands)
Finance Receivables, net (1)	$1,370,800	$1,441,026	$1,259,633	$1,339,049
Dealer Finance Receivables—GO, net	40,956	40,956	24	24
Securitization Debt	677,118	702,031	679,031	675,231
Portfolio Term Residual Financing	25,000	25,000	100,000	100,000
Bank term Financings	347,360	347,360	3,603	3,700
Portfolio Warehouse Facilities	57,200	57,200	141,392	141,392
Senior Secured Notes Payable	198,320	220,135	198,058	210,932
Revolving Inventory Facility	91,320	91,600	84,500	84,500
Mortgage Note Payable	12,454	11,200	12,661	11,800
Equipment Note Payable	1,774	1,774	2,135	2,100
Real Estate Facility	11,733	11,700	—	—

(1)	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.

Valuation methodologies

Finance receivables

The fair value of finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio. We estimate the cash flow of the portfolio and the cash flow of our retained interests in securitization and bank term transactions in measuring total cash flow. These cash flows are developed on a leveraged basis since our finance receivable portfolio is financed by these debt instruments and are not separable transactions.

Dealer Finance Receivables—GO

The fair value of dealer finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio.

Securitization debt

At December 31, 2012 and 2011, the fair value of securitization debt was determined using a third-party quoted market price.

Portfolio term residual financing

This facility was amended in September 2011 which gave us the ability to pre-pay the facility at any time without penalty. Therefore, we believe the fair value of this debt approximates carrying value at December 31, 2012 and December 31, 2011.

Bank term financings

In November 2012, we executed a bank term financing with Wells Fargo. Because this financing was recently executed, we believe the fair value approximates carrying value at December 31, 2012. The fair value of bank term financings at December 31, 2011 is based on third-party discounted cash flow using market interest rates for this debt. At December 31, 2012, we had paid off the balance of the bank term financings that were previously outstanding at December 31, 2011.

Portfolio warehouse facilities

The portfolio warehouse facilities are short term in nature and the interest rates adjust in conjunction with the lender’s cost of funds or 30-day LIBOR. The Deutsche Bank Warehouse Facility was renewed in December 2012. The Royal Bank of Scotland Warehouse Facility was renewed in March 2012. The Wells Fargo Warehouse Facility was executed in December 2011. Because these warehouse facilities were recently renewed or executed and contain a floating market rate of interest, we believe the fair value of these facilities approximate carrying value at December 31, 2012 and December 31, 2011.

Senior secured notes payable

The fair value of Senior Secured Notes payable at December 31, 2012 was determined using a third-party quoted market price.

Revolving inventory facility

At December 31, 2012, the fair value of the inventory facility was determined using a third-party discounted cash flow using market interest rates for this debt. At December 31, 2011, the fair value of the inventory facility was deemed to be carrying value since this facility was executed in November 2011.

Mortgage note payable

At December 31, 2012 and 2011, the fair value of this note was determined using third-party market prices for similar commercial real estate mortgages.

Equipment note payable

At December 31, 2012, the fair value of the equipment note payable was determined to be approximately carrying value since the note is due in less than 12 months, and can be repaid without penalty. At December 31, 2011, the fair value of the equipment note payable was determined using a third-party discounted cash flow using market interest rates for this type of debt.

Real estate facility

At December 31, 2012, the fair value of the real estate facility was determined using third-party market prices for similar real estate collateralized facilities.